PENN SERIES FUNDS, INC.

Supplement dated September 7, 2023

to the Prospectus dated May 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Small Cap Growth Fund

Effective September 1, 2023, Aaron Schaechterle joined Jonathan D. Coleman and Scott Stutzman as a co-portfolio manager of the Small Cap Growth Fund (the “Fund”).

As a result of the foregoing, the information in the Prospectus under the heading “Portfolio Managers” in the Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Jonathan D. Coleman, CFA, Executive Vice President and Portfolio Manager at Janus Henderson Investors US LLC, has served as a portfolio manager of the Fund since May 2013.

Aaron Schaechterle, CFA, Portfolio Manager at Janus Henderson Investors US LLC, has served as a co-portfolio manager of the Fund since September 2023.

Scott Stutzman, CFA, Executive Vice President and Portfolio Manager at Janus Henderson Investors US LLC, has served as a co-portfolio manager of the Fund since July 2016.

The following paragraph is added after the third paragraph under the heading “Management — Sub-Advisers — Janus Henderson Investors US LLC” in the Fund’s Prospectus:

Aaron Schaechterle is a Portfolio Manager at Janus and has served as a co-portfolio manager of the Small Cap Growth Fund since September 2023. Mr. Schaechterle is also Portfolio Manager of several Janus accounts. He was an analyst with Janus from 2014 to 2021, and prior to re-joining Janus in 2022, he was a Vice President of Corporate Strategy and Development at Glaukos Corporation from 2021 to 2022. Mr. Schaechterle received his Bachelor of Science degree in finance from the University of Iowa and a Master of Business Administration degree from Harvard Business School.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9008    09/23

PENN SERIES FUNDS, INC.

Supplement dated September 7, 2023

to the Statement of Additional Information (“SAI”)

dated May 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Small Cap Growth Fund

Effective September 1, 2023, Aaron Schaechterle joined Jonathan D. Coleman and Scott Stutzman as a co-portfolio manager of the Small Cap Growth Fund (the “Fund”).

As a result of the foregoing, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – Janus Henderson Investors US LLC,” is hereby deleted and replaced with the following:

Messrs. Coleman and Stutzman did not beneficially own any shares of the Small Cap Growth Fund as of December 31, 2022. Messrs. Preloger and Tugman did not beneficially own any shares of the Mid Cap Value Fund as of December 31, 2022. Mr. Schaechterle did not beneficially own any shares of the Small Cap Growth Fund as of June 30, 2023.

Additionally, the following is added to the “Other Accounts” chart in the same section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Aaron Schaechterle[1]	0	$0	0	$0	0	$0

[1]	The information for Mr. Schaechterle is provided as of June 30, 2023.

The changes described above will have no effect on the Fund’s investment objective or principal investment strategy and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9009    09/23